Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment as of June 30, 2024 and December 31, 2023 are summarized as follows:
	June 30, 2024	December 31, 2023
Furniture	€56,724	€56,232
Laboratory Photovoltaic Installation	116,912	116,912
Tools and Machinery	7,530	6,026
Computer	14,915	14,915
	196,081	194,085
Accumulated depreciation	(40,830)	(35,001)
	€155,251	€159,084